Dreyfus Manager Funds I

-        Dreyfus MidCap Core Fund

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 1, 2011 (SEC Accession No. 0001247088-11-000039).